Stock-Based Compensation (Summary Of Stock Option Activity) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding beginning of period (shares)	11,230
Options granted (shares)	1,150
Options exercised (shares)	(4,160)	(1,800)	(2,000)
Options canceled (shares)	(510)
Outstanding end of period (shares)	7,710	11,230
Exercisable (shares)	4,970
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted Average Exercise Price Per Share Outstanding, beginning balance (dollars per share)	$ 41.66
Options granted Weighted Average Exercise Price Per Share (dollars per share)	45.51
Options exercised Weighted Average Exercise Price Per Share (dollars per share)	37.20
Options canceled Weighted Average Exercise Price Per Share (dollars per share)	48.47
Weighted Average Exercise Price Per Share Outstanding, ending balance (dollars per share)	44.18	$ 41.66
Exercisable Weighted Average Exercise Price Per Share (dollars per share)	$ 42.15
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	6 years 29 days	5 years 6 months 26 days
SharebasedCompensationArrangementBySharebasedPaymentAwardOptionsOutstandingWeightedAverageRemainingContractualTerm2	6 years 29 days	5 years 6 months 26 days
Exercisable Weighted Average Remaining Contractual Life (years)	5 years
Aggregate Intrinsic Value Outstanding, beginning balance	$ 91.0
Aggregate Intrinsic Value Outstanding, ending balance	164.6	$ 91.0
Exercisable Aggregate Intrinsic Value	$ 116.2